Note 13 - Stockholders' Equity - Warrants Outstanding (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Non-vested restricted stock units (in shares)	44,587	89,676
Outstanding, Weighted Average Grant Due Fair Value (in dollars per share)	$ 5	$ 5
Outstanding, Weighted Average Remaining Contractual Term (Year)	273 days	1 year 94 days	1 year 266 days
Forfeited (in shares)	(21,558)	(45,089)
Forfeited or expired, Weighted Average Grant Due Fair Value (in dollars per share)	$ 5	$ 5
Non-Vested restricted stock units (in shares)	23,029	44,587	89,676
Outstanding, Weighted Average Grant Due Fair Value (in dollars per share)	$ 5	$ 5	$ 5